Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets
Schedule of intangible assets

Balance at December 31, 2019	$38,811,137
Amortization expense	(6,650,218)
Balance at December 31, 2020	32,160,919
Amortization expense	(5,178,821)
Balance at September 30, 2021	$26,982,098

Balance at December 31, 2018	$44,100,542
Amortization expense	(5,289,405)
Balance at December 31, 2019	$38,811,137
Amortization expense	(6,650,218)
Balance at December 31, 2020	$32,160,919

Schedule of future annual amortization of intangible assets

2021 (remaining 3 months)	1,688,951
2022	6,191,740
2023	5,445,729
2024	4,650,787
Thereafter	9,004,891
Total	$26,982,098

2021	6,867,771
2022	6,191,740
2023	5,445,729
2024	4,650,787
Thereafter	9,004,892
Total	$32,160,919